Summary of significant accounting policies - Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Period over which cost of decommissioning of telecommunication towers incurred	20 years
Network | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	14 years	14 years	14 years
Remaining amortization period of intangible assets	3 years	4 years	5 years
Network | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	35 years	34 years	26 years
Remaining amortization period of intangible assets	32 years	33 years	26 years
Customerrelated intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	5 years	5 years	5 years
Remaining amortization period of intangible assets	19 years	20 years	21 years
Customerrelated intangible assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	41 years	41 years	37 years
Remaining amortization period of intangible assets	39 years	40 years	36 years
Licenses | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	3 years	3 years	3 years
Licenses | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	15 years	15 years	15 years
Computer software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	3 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful lives	5 years